Initial Public Offering		3 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Initial Public Offering [Abstract]
Initial Public Offering

Note 3 — Proposed Public Offering

Pursuant to the Proposed Public Offering, the Company intends to offer for sale 10,500,000 shares of Class A Common stock at a price of $10.00 per share.

The Company will grant the underwriters a 45-day option from the date of the final prospectus relating to the Proposed Public Offering to purchase up to 1,575,000 additional shares to cover over-allotments, if any, at the Proposed Public Offering price, less underwriting discounts and commissions.

Note 3 — Initial Public Offering

On August 14, 2020, the Company consummated its Initial Public Offering of 12,075,000 Public Shares, including the issuance of 1,575,000 Public Shares as a result of the underwriter's exercise in full of its over-allotment option, at $10.00 per share, generating gross proceeds of approximately $120.8 million, and incurring offering costs of approximately $7.1 million, inclusive of approximately $4.2 million in deferred underwriting commissions.